Stock-Based Compensation (Details) - Schedule of stock-based awards granted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock-based awards granted [Abstract]
Research and development	$ 975	$ 335
Sales and marketing	621	(6)
General and administrative	2,098	119
Total	$ 3,694	$ 448